Received SEC

JUN 13 2017

Washington, DC 20549

CERTNYS
001-35172

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

17010374

June 13, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 9.00% Class B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units representing limited partner interests of NGL ENERGY PARTNERS LP, under the Exchange Act of 1934.

Sincerely,

Silvio Conte